Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Line Items]
Self-insurance reserves	$ 7,253	$ 5,404
Maximum exposure to loss related to involvement with variable interest entity	6,200
Non-cancelable purchase obligations for goods	45,000
Variable interest entity cash deposit to cover contingency	2,600
Carrier and Its Affiliates [Member]
Commitments and Contingencies Disclosure [Line Items]
Non-cancelable purchase obligations for goods	$ 31,000